SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Office equipment at cost	$ 25,971	$ 28,623	$ 28,623
Less: Accumulated depreciation	(24,888)	(26,600)	(24,368)
Total property, plant, and equipment	$ 1,083	$ 2,023	$ 4,255